STOCK AWARDS (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Non-vested RSU Activity
A summary of the status of the Company’s non-vested RSU awards for the six months ended June 30, 2024 is presented below (there was no such activity prior to the approval of the 2024 Plan, including in 2023):

	Non-Vested Restricted Stock Unit Awards	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2024	—	$—
Granted	15,409,470	21.00
Vested	(3,847,652)	21.00
Forfeited	—	—
Non-vested at June 30, 2024	11,561,818	$21.01

Summary of Stock-Based Compensation Expense
Stock-based compensation expense recognized for the Company’s equity incentive plans was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Stock-based compensation expense related to restricted stock unit awards	$90,936	$—	$90,936	$—
Total stock-based compensation expense	$90,936	$—	$90,936	$—